Document and Entity Information Document	Mar. 04, 2022
Written Communications	false
Title of 12(b) Security	Mortgage Bonds, 4.875% Series due September 2066
Amendment Flag	false
Entity File Number	1-10764
Document Type	8-K
Document Period End Date	Mar. 04, 2022
Entity Registrant Name	Entergy Arkansas, LLC
Entity Tax Identification Number	83-1918668
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	425 West Capital Avenue
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Country	US
Entity Address, Postal Zip Code	72201
City Area Code	501
Local Phone Number	377-4000
Entity Central Index Key	0000007323
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Trading Symbol	EAI
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false